Finance Lease Receivables - Minimum Lease Receivbales Schedule (Details) $ in Thousands	Dec. 31, 2014 USD ($)
2015	$ 59,466
2016	56,226
2017	36,943
2018	4,521
2019	2,050
Thereafter	2,035
Total	$ 161,241